Loss per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss per share	Loss per share
The computation of basic loss per share (“LPS”) is based on the weighted average number of shares outstanding during the period. Diluted LPS includes the effect of the assumed conversion of potentially dilutive instruments.
The components of the numerator for the calculation of basic and diluted LPS are as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Net loss attributable to the parent	(4,659)	(1,219)	(602)	(3,881)
Less: Allocation to participating securities	—	—	—	—
Net loss available to stockholders	(4,659)	(1,219)	(602)	(3,881)
Effect of dilution	—	—	—	—
Diluted net loss available to stockholders	(4,659)	(1,219)	(602)	(3,881)
The components of the denominator for the calculation of basic and diluted LPS are as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Basic loss per share:
Weighted average number of common shares outstanding	100	100	100	504
Diluted loss per share:
Effect of dilution	—	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100	100	504
The basic and diluted loss per share are as follows:

	Successor			Predecessor
(In $)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Basic loss per share	(46.43)	(12.18)	(6.02)	(7.71)
Diluted loss per share	(46.43)	(12.18)	(6.02)	(7.71)
ASC 260 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net earnings per share. As the Company reported net losses for the year ended December 31, 2020, the effect of including potentially dilutive instruments in the calculation would result in a reduction in loss per share, which is anti-dilutive. Under these circumstances, these instruments are not included in the calculation due to their anti-dilutive effect and as a result the basic and diluted loss per share are equal.